INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Summary of significant components of the Company's deferred tax assets

	December 31,	December 31,
	2021	2020
Deferred tax asset
Net operating loss carryforward	$40,819	$12,170
Organizational costs/Startup expenses	606,383	9,921
Total deferred tax assets	647,202	22,091
Valuation allowance	(647,202)	(22,091)
Deferred tax asset, net of allowance	$—	$—

Income tax provision

	December 31,	December 31,
	2021	2020
Federal
Current	$—	$—
Deferred	(625,111)	(22,091)

State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	625,111	22,091

Income tax provision	$—	$—

Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

	December 31,	December 31,
	2021	2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrant liabilities	(34.1)%	(2.5)%
Transaction costs allocable to warrants	—	(15.4)%
Change in valuation allowance	13.1%	(3.1)%
Income tax provision	(0.0)%	(0.0)%